Acquisitions - Pro Forma Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Pro forma financial information
Net sales	$ 1,410.8	$ 1,047.5	$ 3,834.5	$ 2,931.0	$ 3,661.3	$ 3,655.0	$ 3,376.2
Net income	$ 111.8	$ 24.3	$ 155.6	$ 35.7	$ 41.6	$ 22.2	$ 19.6